Employee Benefit Plans (Summary of Non-Vested Restricted Shares Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Non-vested at January 1, 2017	3,150
Vested
Cancelled
Granted	4,650	3,150
Non-vested at December 31, 2017	7,800	3,150
Weighted Average Grant Date Fair Value
Non-vested at January 1, 2017	$ 17.49
Vested
Cancelled
Granted	18.52
Non-vested at December 31, 2017	$ 18.10	$ 17.49